LVIP Delaware Mid Cap Value Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.15%
Airlines–1.32%
Southwest Airlines	257,100	$ 9,641,250
		9,641,250
Auto Components–0.82%
BorgWarner	154,300	5,977,582
		5,977,582
Banks–5.65%
Comerica	206,100	7,883,325
East West Bancorp	387,000	12,670,380
First Hawaiian	83,549	1,208,954
Hancock Whitney	281,600	5,296,896
KeyCorp	869,700	10,375,521
Synovus Financial	178,103	3,770,440
		41,205,516
Building Products–1.14%
Johnson Controls International	203,195	8,300,516
		8,300,516
Capital Markets–2.55%
Affiliated Managers Group	68,200	4,663,516
Raymond James Financial	191,050	13,900,798
		18,564,314
Chemicals–3.35%
†Axalta Coating Systems	162,100	3,593,757
Celanese	71,800	7,714,910
Huntsman	591,500	13,137,215
		24,445,882
Commercial Services & Supplies–0.73%
Brink's	130,100	5,345,809
		5,345,809
Construction & Engineering–3.04%
†AECOM	211,500	8,849,160
Quanta Services	251,800	13,310,148
		22,159,308
Consumer Finance–1.63%
Synchrony Financial	453,900	11,878,563
		11,878,563
Containers & Packaging–4.18%
†Berry Global Group	271,182	13,103,514
†Crown Holdings	84,300	6,479,298
Graphic Packaging Holding	774,500	10,912,705
		30,495,517
Diversified Consumer Services–0.82%
Service Corp. International	141,450	5,966,361
		5,966,361
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.76%
Edison International	125,100	$ 6,360,084
NRG Energy	244,500	7,515,930
Xcel Energy	90,900	6,273,009
		20,149,023
Electrical Equipment–0.50%
AMETEK	36,900	3,667,860
		3,667,860
Electronic Equipment, Instruments & Components–3.32%
Avnet	220,600	5,700,304
†Flex	779,641	8,685,201
†Keysight Technologies	99,250	9,803,915
		24,189,420
Equity Real Estate Investment Trusts–8.87%
Apartment Investment & Management Class A	231,580	7,808,878
Brandywine Realty Trust	588,800	6,088,192
Host Hotels & Resorts	575,100	6,205,329
Kimco Realty	512,700	5,773,002
Life Storage	110,500	11,632,335
MGM Growth Properties Class A	277,900	7,775,642
Outfront Media	368,400	5,360,220
VEREIT	1,343,600	8,733,400
Welltower	96,600	5,321,694
		64,698,692
Food & Staples Retailing–0.58%
†U.S. Foods Holding	191,400	4,252,908
		4,252,908
Food Products–3.14%
Campbell Soup	86,300	4,174,331
Conagra Brands	194,400	6,942,024
Kellogg	104,000	6,717,360
Tyson Foods Class A	85,500	5,085,540
		22,919,255
Health Care Equipment & Supplies–2.74%
STERIS	47,600	8,386,644
Zimmer Biomet Holdings	85,200	11,599,128
		19,985,772
Health Care Providers & Services–2.50%
AmerisourceBergen	84,100	8,150,972
Quest Diagnostics	88,100	10,086,569
		18,237,541
Hotels, Restaurants & Leisure–2.88%
Darden Restaurants	92,550	9,323,487
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International Class A	126,140	$ 11,678,041
		21,001,528
Household Durables–1.87%
DR Horton	180,533	13,653,711
		13,653,711
Insurance–7.10%
Allstate	109,900	10,345,986
American Financial Group	120,450	8,067,741
Assurant	71,300	8,649,403
Globe Life	95,750	7,650,425
Hartford Financial Services Group	240,100	8,850,086
Reinsurance Group of America	86,000	8,186,340
		51,749,981
IT Services–2.34%
†Fiserv	43,700	4,503,285
KBR	562,200	12,570,792
		17,074,077
Leisure Products–0.97%
Hasbro	85,200	7,047,744
		7,047,744
Life Sciences Tools & Services–1.56%
Agilent Technologies	112,700	11,375,938
		11,375,938
Machinery–4.93%
Allison Transmission Holdings	147,100	5,169,094
†Gates Industrial	456,200	5,072,944
ITT	216,444	12,781,018
Stanley Black & Decker	79,600	12,911,120
		35,934,176
Marine–0.56%
†Kirby	113,000	4,087,210
		4,087,210
Media–1.63%
Cable One	3,700	6,976,091
ViacomCBS Class B	173,900	4,870,939
		11,847,030
Metals & Mining–1.06%
Newmont	122,300	7,759,935
		7,759,935
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.04%
†Dollar Tree	83,000	$ 7,581,220
		7,581,220
Multi-Utilities–5.11%
CMS Energy	183,100	11,244,171
MDU Resources Group	233,200	5,247,000
Public Service Enterprise Group	216,400	11,882,524
WEC Energy Group	91,800	8,895,420
		37,269,115
Oil, Gas & Consumable Fuels–3.26%
Cabot Oil & Gas	283,200	4,916,352
Hess	256,500	10,498,545
Marathon Oil	1,102,600	4,509,634
Valero Energy	88,300	3,825,156
		23,749,687
Professional Services–0.66%
ManpowerGroup	66,000	4,839,780
		4,839,780
Road & Rail–1.30%
CSX	49,600	3,852,432
JB Hunt Transport Services	44,600	5,636,548
		9,488,980
Semiconductors & Semiconductor Equipment–3.88%
†ON Semiconductor	224,100	4,860,729
†Qorvo	67,300	8,682,373
Teradyne	185,700	14,755,722
		28,298,824
Software–3.23%
Citrix Systems	23,900	3,291,269
†Synopsys	94,500	20,221,110
		23,512,379
Specialty Retail–1.53%
†AutoZone	4,800	5,652,672
Ross Stores	58,700	5,477,884
		11,130,556
Technology Hardware, Storage & Peripherals–0.33%
Western Digital	66,200	2,419,610
		2,419,610
Textiles, Apparel & Luxury Goods–1.43%
PVH	39,700	2,367,708
VF	114,500	8,043,625
		10,411,333
Trading Companies & Distributors–1.84%
†HD Supply Holdings	184,100	7,592,284

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	33,300	$ 5,810,850
		13,403,134
Total Common Stock (Cost $581,755,695)		715,717,037

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	18,011	18,011
Total Money Market Fund (Cost $18,011)		18,011

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT–1.24%
DISCOUNTED COMMERCIAL PAPER–1.24%
≠Natl Australia Bank 0.07% 10/1/20	9,040,000	$ 9,040,000
		9,040,000
Total Short-Term Investment (Cost $9,040,000)		9,040,000

TOTAL INVESTMENTS–99.39% (Cost $590,813,706)	724,775,048
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	4,484,797
NET ASSETS APPLICABLE TO 24,964,257 SHARES OUTSTANDING–100.00%	$729,259,845

† Non-income producing.
≠ The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$715,717,037	$—	$—	$715,717,037
Money Market Fund	18,011	—	—	18,011
Short-Term Investment	—	9,040,000	—	9,040,000
Total Investments	$715,735,048	$9,040,000	$—	$724,775,048
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Delaware Mid Cap Value Fund–4